Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY

17. SHAREHOLDERS’ EQUITY

For the nine months ended September 30, 2020

As of September 30, 2020, the Company had 100,000,000 shares of preferred stock authorized for issuance, none of which were issued and outstanding and 300,000,000 shares of common stock authorized for issuance and 143,817,614 shares of common stock issued and outstanding.

Consulting Agreements and Settlements with Vendors

On January 31, 2020, the Company entered into an agreement with a consultant to amend an existing consulting agreement between the consultant and the Company to allow the consultant to elect to take from 50% to 100% of its compensation in the form of common stock of the Company. Common stock to be issued to the consultant will be paid on a quarterly basis. On March 12, 2020, the Company issued 165,095 shares of its common stock in satisfaction of $106,238 that was owed by Lextrum to the consultant for services previously rendered. The fair value on the issue date of the 165,095 shares was $193,160. The Company booked the difference between the fair value of the shares issued and the amount owed by Lextrum to the consultant as general and administrative expense in the Company’s Condensed Consolidated Financial Statements. On August 8, 2020, 35,536 shares with a fair value of $81,935 were issued in conjunction with services performed in the first and second quarters of 2020. An additional 5,908 shares with a fair value of $15,222 are recorded at September 30, 2020 as unissued shares, as discussed below, for services rendered for the third quarter of 2020.

On June 12, 2020, the Company entered into an agreement with a consultant that requires payment of $5,000 to be paid in stock as well as 4,000 warrants per month. Six months of warrants were issued at the inception of the contract with no performance conditions. 15,765 shares are recorded at September 30, 2020 as unissued shares, as discussed below, for services rendered for the third quarter of 2020. This consulting agreement was terminated in October of 2020.

On May 15, 2020, the Company entered into an agreement with a consultant that requires the payment of 55,000 shares of the Company’s common stock at the inception of the contract with no performance condition. These shares were issued on August 26, 2020 and had a fair value of $49,500.

On August 8, 2002, the Company settled outstanding accounts payable to a vendor by issuing 81,839 shares of common stock with a fair value of $102,424.

Subscription Agreement

On September 28, 2020, the Company entered into a stock subscription agreement to sell 100,000 shares of common stock for a total of $240,000. These shares were issued on October 9, 2020 and are recorded as shares payable as of September 30, 2020.

Unissued Shares

As of September 30, 2020, the Company had agreements in place for which shares of common stock were subscribed or shares were called for to settle debt or compensate vendors, although shares had not been administratively issued. These agreements have met the equity classification requirements and a corresponding increase to additional paid in capital has been recorded. Upon their issuance, the par value of these shares will be reclassified into common stock and the shares entered as outstanding. If these shares had been issued on of September 30, 2020, no change in EPS would have been noted. Unissued shares as of September 30, 2020 totaled approximately 1,665,000 shares and were issued subsequent to that date.

For the period January 10, 2019 (Inception) through September 30, 2019

As of September 30, 2019, ComSovereign had 5,000,000 Preferred Series A shares authorized for issuance, 2,600,000 of which were issued and outstanding and 300,000,000 shares of common stock authorized for issuance, 41,207,149 of which were outstanding. All the Preferred Series A shares issued were for the acquisitions of VEO, InduraPower and Silver Bullet during fiscal 2019. On November 15, 2019, each Preferred Series A share was converted into one common share of ComSovereign.

Dividends

The Company did not pay dividends to holders of its common stock during the nine months ended September 30, 2020. The determination to pay dividends on common stock will be at the discretion of the Board of Directors and will depend on applicable laws and the Company’s financial condition, results of operations, cash requirements, prospects and such other factors as the Board of Directors may deem relevant. In addition, current or future loan agreements may restrict the Company’s ability to pay dividends. The Company does not anticipate declaring or paying any cash dividends on common stock in the foreseeable future.

12. SHAREHOLDERS' EQUITY

ComSovereign had 5,000,000 Preferred Series A shares authorized for issuance and as of March 4, 2019 had 2,600,000 Preferred Series A shares issued and outstanding. All the Preferred Series A shares issued were for the acquisitions of VEO, InduraPower and Silver Bullet during fiscal 2019. On November 15, 2019, each Preferred Series A share was converted into one common share of ComSovereign. After the conversion, the Preferred Series A shares ceased to exist and were no longer authorized for issuance.

As of December 31, 2019, the Company had 100,000,000 shares of preferred stock authorized for issuance, none of which were issued and outstanding.

As of December 31, 2019, the Company had 300,000,000 shares of common stock authorized for issuance and 128,326,243 shares of common stock issued and outstanding.

As of December 31, 2019, the Company had outstanding warrants to purchase an aggregate of 503,523 shares of common stock. Of those 503,523 warrants, 283,523 had an exercise price of $0.01 per share; 70,000 had an exercise price of $5.00 per share; 100,000 had an exercise price of $1.00 per share; and the remaining 50,000 had an exercise price of $0.50 per share.

On September 4, 2019, the Company entered into a Redemption Agreement with Robert Guerra, a former director of the Company, pursuant to which 100,000 shares of common stock were redeemed for $0.50 per share, or an aggregate of $50,000. These redeemed shares were recorded as treasury stock on the Consolidated Balance Sheet as of December 31, 2019.

Dividends

The Company did not pay dividends to holders of its common stock during fiscal 2019. The determination to pay dividends on common stock will be at the discretion of the Board of Directors and will depend on applicable laws and the Company's financial condition, results of operations, cash requirements, prospects and such other factors as the Board of Directors may deem relevant. In addition, current or future loan agreements may restrict the Company's ability to pay dividends. The Company does not anticipate declaring or paying any cash dividends on common stock in the foreseeable future.